INCOME TAX - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Balance at the beginning of the year	$ 43,229	$ 31,315	$ 34,905
Additions related to acquisitions	0	4,054	0
Reductions for income tax positions of prior years	(164)	(887)	(8,301)
Settlements with income tax authorities	(1,656)	(988)	(3,245)
Additions for income tax positions of prior years	9,092	1,809	911
Additions based on income tax positions related to the current year	7,801	7,926	7,045
Balance at the end of the year	$ 58,302	$ 43,229	$ 31,315